EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), supplemental risk/return information in interactive data format for the AdvisorShares Gartman Gold/Euro ETF and AdvisorShares Gartman Gold/Yen ETF, each a separate series of the Trust.